Fees Summary	Dec. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 435,000
Previously Paid Amount	0.00
Total Fee Amount	66.60
Total Offset Amount	0.00
Net Fee	66.60
Narrative - Max Aggregate Offering Price	$ 435,000
Final Prospectus	true